Earnings Per Share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Unvested restricted stock	3,426,810	3,030,724	232,140
Number of shares excluded from diluted shares outstanding	152,314	36,666	0